CONSOLIDATED BALANCE SHEETS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2012 All Other USD ($)	Dec. 31, 2012 All Other KRW	Dec. 31, 2011 All Other KRW
Current assets:
Cash and cash equivalents	$ 34,287,000	36,455,000,000	42,430,000,000
Short-term financial instruments	16,459,000	17,500,000,000	15,000,000,000
Accounts receivable, net (including related party balances of ?3,257 and ?2,575, respectively)	6,693,000	7,116,000,000	6,436,000,000
Current portion of deferred income tax assets	2,597,000	2,761,000,000	3,062,000,000
Other current assets				3,853,000	4,097,000,000	4,905,000,000
Total current assets	63,889,000	67,929,000,000	71,833,000,000
Property and equipment, net	3,314,000	3,524,000,000	2,731,000,000
Leasehold and other deposits	5,424,000	5,767,000,000	5,924,000,000
Capitalized software development cost				16,353,000	17,387,000,000	18,936,000,000
Other intangible assets	2,840,000	3,020,000,000	15,750,000,000
Goodwill	3,633,000	3,863,000,000	7,477,000,000
Equity method investments	609,000	647,000,000	1,444,000,000
Deferred income tax assets	7,835,000	8,331,000,000	8,308,000,000
Other non-current assets				82,000	87,000,000	475,000,000
Total assets	103,979,000	110,555,000,000	132,878,000,000
Current liabilities:
Accounts payable (including related party balances of ?950 and ?637, respectively)	4,811,000	5,115,000,000	5,552,000,000
Deferred revenue				2,827,000	3,006,000,000	4,663,000,000
Accrued expense	864,000	919,000,000	875,000,000
Other current liabilities	1,256,000	1,335,000,000	972,000,000
Total current liabilities	9,758,000	10,375,000,000	12,062,000,000
Long-term deferred revenue				8,626,000	9,172,000,000	7,457,000,000
Accrued severance benefits	642,000	683,000,000	916,000,000
Deferred income tax liabilities			1,517,000,000
Other non-current liabilities	233,000	247,000,000	267,000,000
Total liabilities	19,259,000	20,477,000,000	22,219,000,000
Commitments and contingencies
Parent Company Shareholders' equity:
Preferred shares, ?500 par value, 2,000,000 shares authorized, and no shares issued and outstanding at December 31, 2011 and 2012
Common shares, ?500 par value, 38,000,000 shares authorized, and 6,948,900 shares issued and outstanding at December 31, 2011 and 2012	3,267,000	3,474,000,000	3,474,000,000
Additional paid-in capital	70,911,000	75,395,000,000	75,395,000,000
Retained earnings	7,241,000	7,699,000,000	19,923,000,000
Accumulated other comprehensive income	2,823,000	3,001,000,000	3,042,000,000
Total parent company shareholders' equity	84,242,000	89,569,000,000	101,834,000,000
Non-controlling interest	478,000	509,000,000	8,825,000,000
Total equity	84,720,000	90,078,000,000	110,659,000,000
Total liabilities and equity	$ 103,979,000	110,555,000,000	132,878,000,000